Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 68,263	$ 291,506
Short-term investments	105,135	20,221
Prepayments and other receivables	3,295	2,503
Current assets of discontinued operations	0	15,682
Total current assets	176,693	329,912
Property, equipment and software	201	1,777
Operating lease right-of-use assets	3,597	3,777
Investments at fair value, available-for-sale debt securities (amortized cost of $38,727 and $0)	30,824
Other non-current assets	1,365	248
Non-current assets of discontinued operations	0	33,208
Total assets	212,680	368,922
Current liabilities
Accruals and other payables	7,638	7,849
Operating lease liabilities, current	816	626
Current liabilities of discontinued operations	0	49,669
Total current liabilities	8,454	58,144
Put right liabilities, non-current		13,852
Operating lease liabilities, non-current	3,066	3,261
Other non-current liabilities	0	106
Non-current liabilities of discontinued operations	0	50,975
Total liabilities	11,520	126,338
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares ($0.0001 par value, 800,000,000 shares authorized as of December 31, 2024 and 2023; 187,452,495 and 185,613,662 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	19	19
Treasury stock	(6,225)	(8,007)
Additional paid-in capital	1,460,021	1,474,610
Accumulated other comprehensive income	33,384	39,771
Accumulated deficit	(1,286,039)	(1,263,809)
Total shareholders' equity	201,160	242,584
Total liabilities and shareholders' equity	$ 212,680	$ 368,922